Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks at amortized cost (Notes 5,9,13 and 20)	₩ 40,525,712	₩ 34,629,251
Financial assets at fair value through profit or loss (Notes 5, 10 and 20)	72,146,845	71,216,564
Derivative assets (Notes 5 and 11)	10,279,257	4,711,421
Securities at fair value through other comprehensive income (Notes 5, 12 and 20)	93,805,369	90,311,979
Securities at amortized cost (Notes 5, 12 and 20)	33,315,999	35,686,487
Loans at amortized cost (Notes 5, 13 and 20)	449,295,238	411,739,562
Property and equipment, net (Notes 15)	4,157,592	3,972,304
Intangible assets (Notes 15)	6,120,133	6,217,946
Investments in associates (Notes 16)	2,752,980	2,692,031
Current tax assets	54,658	30,590
Deferred tax assets (Notes 45)	205,506	153,719
Investment property (Notes 17)	327,696	257,806
Net defined benefit assets (Notes 26)	155,697	114,378
Insurance contract assets (Notes 28)	5,639	10,654
Reinsurance contract assets (Notes 28)	184,754	88,353
Other assets (Notes 5, 13, 18 and 20)	26,401,598	29,925,844
Assets held for sale	29,583	36,444
Total assets	739,764,256	691,795,333
Liabilities
Deposits (Notes 5 and 21)	422,781,045	381,512,664
Financial liabilities at fair value through profit or loss (Notes 5 and 22)	954,899	1,868,977
Financial liabilities designated at fair value through profit or loss (Notes 5 and 23)	8,220,475	7,796,727
Derivative liabilities (Notes 5 and 11)	10,058,532	5,038,416
Borrowings (Notes 5 and 24)	49,920,373	56,901,352
Debt securities issued (Notes 5 and 25)	93,765,854	81,561,725
Net defined benefit liabilities (Notes 26)	38,974	67,620
Provisions (Notes 27)	1,308,896	1,369,666
Current tax liabilities	203,131	92,253
Deferred tax liabilities (Notes 45)	423,821	542,595
Insurance contract liabilities (Notes 28)	51,124,629	48,333,208
Reinsurance contract liabilities (Notes 28)	98,063	93,240
Investment contract liabilities (Notes 5 and 30)	1,165,022	1,572,685
Other liabilities (Notes 5 and 31)	40,879,509	48,722,340
Total liabilities	680,943,223	635,473,468
Equity (Notes 32)
Capital stock	2,969,641	2,969,641
Hybrid bond	4,600,121	4,001,731
Capital surplus	12,094,968	12,094,968
Capital adjustments	(807,114)	(658,664)
Accumulated other comprehensive loss	(1,824,440)	(1,074,453)
Retained earnings	39,020,580	36,387,314
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	56,053,756	53,720,537
Non-controlling interests	2,767,277	2,601,328
Total equity	58,821,033	56,321,865
Total liabilities and equity	₩ 739,764,256	₩ 691,795,333